Summary of Changes in Benefit Obligations and Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Change in plan assets
Amounts recognized in Noncurrent liabilities	$ (3,405)	$ (3,210)
Net liability recognized	(3,511)	(3,316)
Pension Plans, Defined Benefit
Change in benefit obligations
Benefit obligations at beginning of year	4,171	4,005
Amendments and administrative changes	0	0
Service cost	17	17	18
Interest on obligations	169	189	209
Actuarial loss (gain)	462	242
Curtailments	4	(11)
Contractual termination benefits	2	38
Retrospective payments due to retirees	0	0
Currency translation	(5)	26
Plan participants' contributions	0	0
Subsidy receipts	0	0
Benefits paid	(328)	(335)
Benefit obligations at end of year	4,492	4,171	4,005
Change in plan assets
Begining balance	2,392	2,479
Actual return on plan assets	186	75
Currency translation	(9)	25
Employer contributions	157	134
Benefits paid	(315)	(321)
Ending balance	2,411	2,392	2,479
Funded status at year end	(2,081)	(1,779)
Amounts recognized in Current liabilities	(14)	(13)
Amounts recognized in Noncurrent liabilities	(2,067)	(1,766)
Net liability recognized	(2,081)	(1,779)
Amounts recognized in accumulated other comprehensive income: Net actuarial loss	2,529	2,170
Amounts recognized in accumulated other comprehensive income: Net prior service cost (benefit)	3	5
Net amount recognized	2,532	2,175
Other Postretirement Benefit Plans, Defined Benefit
Change in benefit obligations
Benefit obligations at beginning of year	2,000	1,162
Amendments and administrative changes	0	302
Service cost	7	8	8
Interest on obligations	83	56	81
Actuarial loss (gain)	(72)	547
Curtailments	0	11
Contractual termination benefits	(3)	6
Retrospective payments due to retirees	(2)	15
Currency translation	0	0
Plan participants' contributions	20	34
Subsidy receipts	20	0
Benefits paid	(187)	(141)
Benefit obligations at end of year	1,866	2,000	1,162
Change in plan assets
Begining balance	463	509
Actual return on plan assets	27	22
Currency translation	0	0
Employer contributions	19	2
Benefits paid	(72)	(70)
Ending balance	437	463	509
Funded status at year end	(1,429)	(1,537)
Amounts recognized in Current liabilities	(92)	(93)
Amounts recognized in Noncurrent liabilities	(1,337)	(1,444)
Net liability recognized	(1,429)	(1,537)
Amounts recognized in accumulated other comprehensive income: Net actuarial loss	558	654
Amounts recognized in accumulated other comprehensive income: Net prior service cost (benefit)	(13)	(21)
Net amount recognized	$ 545	$ 633